ACCOUNTS RECEIVABLE RESERVES	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE RESERVES

3. ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts is presented below (in thousands):

	Six Months Ended
	July 1, 2016	June 27, 2015
Balance, beginning of period	$32,893	$23,585
Provision for doubtful accounts	11,861	12,014
Write-offs, net of recoveries	(11,495)	(6,714)

Balance, end of period	$33,259	$28,885

Our allowance for sales returns balance was $3.1 million and $3.7 million as of July 1, 2016 and June 27, 2015, respectively.

4. ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable allowance for doubtful accounts is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$23,585	$16,458	$12,304
Provision for doubtful accounts	26,160	26,083	13,311
Write-offs, net of recoveries	(16,852)	(18,956)	(9,157)

Balance, end of year	$32,893	$23,585	$16,458

Our allowance for sales returns balance was $4.1 million, $3.6 million, and $3.9 million, as of December 31, 2015, 2014 and 2013, respectively.